Vanguard® Global Wellington™ Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.6%)
Austria (0.8%)
	Erste Group Bank AG	215,228	25,655
China (1.0%)
	Alibaba Group Holding Ltd.	1,378,801	21,377
	ENN Energy Holdings Ltd.	1,644,763	11,532
			32,909
Finland (1.0%)
	Nokia OYJ	2,115,043	31,065
France (4.6%)
	TotalEnergies SE	542,210	47,575
	BNP Paribas SA	291,608	31,433
*	Capgemini SE	207,912	24,701
	Arkema SA	253,727	17,920
	Engie SA	494,254	15,247
	Societe Generale SA	115,380	9,591
			146,467
Germany (1.2%)
	Brenntag SE	309,110	20,329
	Daimler Truck Holding AG	373,378	18,270
			38,599
Hong Kong (0.7%)
	AIA Group Ltd.	2,278,600	23,902
Japan (8.0%)
	Shin-Etsu Chemical Co. Ltd.	730,332	35,452
	MISUMI Group Inc.	1,281,249	30,263
	Isuzu Motors Ltd.	1,977,809	29,057
	Chiba Bank Ltd.	1,714,507	25,067
	BIPROGY Inc.	796,887	22,930
	FANUC Corp.	427,371	20,997
	GMO Payment Gateway Inc.	377,905	20,821
	Mitsubishi Estate Co. Ltd.	774,380	19,567
	Sumitomo Mitsui Trust Group Inc.	567,467	19,548
	Resona Holdings Inc.	1,185,162	15,129
	Honda Motor Co. Ltd.	1,628,820	14,637
			253,468
Netherlands (0.3%)
*,1	Magnum Ice Cream Co. NV	531,246	8,568
South Korea (2.0%)
	Samsung Electronics Co. Ltd.	295,727	62,042
Sweden (1.1%)
	Autoliv Inc.	262,947	33,426
Switzerland (1.3%)
	Zurich Insurance Group AG	32,442	23,038
	Nestle SA (Registered)	182,319	18,499
			41,537
Taiwan (3.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	833,398	61,742
	MediaTek Inc.	310,661	42,235
			103,977
United Kingdom (5.1%)
	AstraZeneca plc	221,611	41,145
	Unilever plc	624,034	35,165
	BAE Systems plc	945,528	25,725
	London Stock Exchange Group plc	190,894	23,098
	Rotork plc	5,417,236	22,284

				Shares	Market Value ($000)
	Derwent London plc			438,730	10,484
	WPP plc			1,041,473	3,883
					161,784
United States (35.2%)
	Microsoft Corp.			178,659	80,439
	Alphabet Inc. Class A			187,091	71,158
	Merck & Co. Inc.			435,568	51,711
	Cisco Systems Inc.			375,402	45,206
	Bank of America Corp.			691,815	35,698
	Duke Energy Corp.			281,801	34,585
	Johnson & Johnson			152,214	34,298
*	Intel Corp.			292,947	33,595
	Honeywell International Inc.			131,588	31,300
	Chubb Ltd.			99,721	31,086
	Home Depot Inc.			94,659	30,020
	Devon Energy Corp.			633,105	28,167
	Sempra			313,122	27,909
	Elevance Health Inc.			70,945	27,895
	Diamondback Energy Inc.			142,438	27,274
	United Parcel Service Inc. Class B			255,640	27,274
	Union Pacific Corp.			98,344	25,829
	Salesforce Inc.			131,465	25,123
	Novartis AG (Registered)			164,568	24,753
	Marsh & McLennan Cos. Inc.			154,030	24,640
	General Motors Co.			292,639	24,359
	Colgate-Palmolive Co.			264,849	23,871
	Emerson Electric Co.			164,779	23,698
	Walt Disney Co.			223,001	22,708
	PNC Financial Services Group Inc.			102,610	22,689
	Medtronic plc			293,245	21,644
	CNH Industrial NV			2,078,973	21,226
	Northrop Grumman Corp.			37,448	21,109
*	Charles River Laboratories International Inc.			115,953	20,954
	UnitedHealth Group Inc.			50,889	19,354
	Huntington Bancshares Inc.			1,127,293	18,442
	Accenture plc Class A			92,849	17,369
	Pfizer Inc.			649,804	17,012
	EQT Corp.			308,157	16,927
	Visa Inc. Class A			49,665	16,209
	Kenvue Inc.			855,761	14,788
	Texas Instruments Inc.			45,006	13,757
	PepsiCo Inc.			89,643	12,926
	Blackrock Inc.			12,022	12,586
	Exelon Corp.			214,080	9,771
	Caterpillar Inc.			10,162	8,901
	JPMorgan Chase & Co.			28,061	8,399
	Gilead Sciences Inc.			58,115	7,812
					1,114,471
Total Common Stocks (Cost $1,413,170)					2,077,870
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (6.1%)
[2,3]	Fannie Mae Pool	4.120%	10/1/2030	3,945	3,900
[2,3]	Fannie Mae Pool	4.200%	10/1/2030	8,075	8,009
[2,3]	Fannie Mae Pool	4.340%	8/1/2030	3,379	3,371
[2,3]	Fannie Mae Pool	4.400%	9/1/2030	3,930	3,930
[2,3]	Fannie Mae Pool	4.470%	5/1/2030	3,427	3,439
[2,3]	Fannie Mae Pool	4.830%	10/1/2030	3,262	3,313
[2,3]	Fannie Mae REMICS	2.500%	5/25/2045	579	543
[2,3]	Fannie Mae REMICS	3.000%	2/25/2049	45	44
[2,3]	Fannie Mae REMICS	3.500%	6/25/2044	36	36
[2,3]	Freddie Mac REMICS	1.750%	9/15/2042	238	225
[2]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	2,142	1,760
[2]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	1,568	1,343
[2,4]	Ginnie Mae II Pool	3.000%	11/20/2049–6/15/2056	1,875	1,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	2,123	1,934
[2]	Ginnie Mae II Pool	4.000%	5/20/2052–8/20/2052	1,374	1,293
[2]	Ginnie Mae REMICS	2.500%	10/20/2049	1,939	1,722
[2]	Ginnie Mae REMICS	2.750%	9/20/2044	32	30
[2,3]	UMBS Pool	2.000%	4/1/2041–8/1/2051	7,550	6,203
[2,3]	UMBS Pool	2.500%	1/1/2052	3,793	3,211
[2,3]	UMBS Pool	3.000%	6/1/2051–10/1/2053	5,646	4,966
[2,3]	UMBS Pool	3.500%	7/1/2051–8/1/2052	2,318	2,124
[2,3]	UMBS Pool	4.000%	3/1/2046–5/1/2052	3,148	2,983
[2,3]	UMBS Pool	4.500%	1/1/2038–1/1/2055	3,398	3,329
[2,3]	UMBS Pool	5.000%	9/1/2052–12/1/2054	5,242	5,194
[2,3]	UMBS Pool	5.500%	1/1/2053–9/1/2053	10,770	10,880
[2,3]	UMBS Pool	6.000%	2/1/2053	4,292	4,416
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2031	5,135	5,051
[5]	United States Treasury Note/Bond	2.000%	11/15/2041	3,462	2,384
	United States Treasury Note/Bond	2.375%	2/15/2042–5/15/2051	665	443
	United States Treasury Note/Bond	2.500%	2/15/2045–2/15/2046	4,960	3,404
	United States Treasury Note/Bond	3.375%	11/30/2027–12/31/2027	4,850	4,806
	United States Treasury Note/Bond	3.500%	10/31/2027–3/15/2029	22,482	22,298
	United States Treasury Note/Bond	3.625%	8/31/2027	1,593	1,587
	United States Treasury Note/Bond	3.750%	4/30/2028–2/28/2033	9,107	9,057
	United States Treasury Note/Bond	3.875%	3/31/2028–2/15/2043	15,519	15,237
	United States Treasury Note/Bond	4.000%	1/31/2033–11/15/2035	1,010	990
	United States Treasury Note/Bond	4.125%	2/15/2036–8/15/2053	5,226	5,045
	United States Treasury Note/Bond	4.250%	3/31/2033–8/15/2054	1,491	1,328
	United States Treasury Note/Bond	4.375%	5/15/2036–8/15/2043	3,159	3,066
	United States Treasury Note/Bond	4.500%	2/15/2044–11/15/2054	4,391	4,113
	United States Treasury Note/Bond	4.625%	11/15/2044–11/15/2055	19,303	18,392
	United States Treasury Note/Bond	4.750%	11/15/2043–2/15/2056	13,613	13,132
	United States Treasury Note/Bond	4.875%	8/15/2045	739	730
[4]	United States Treasury Note/Bond	5.000%	5/15/2045–5/15/2056	1,456	1,461
Total U.S. Government and Agency Obligations (Cost $194,989)					192,390
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
Bermuda (0.0%)
[2,6]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	59	59
Cayman Islands (0.0%)
[2,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	55	54
United States (1.0%)
[2,6]	BRAVO Residential Funding Trust Series 2026-NQMR1	5.395%	8/25/2062	2,835	2,830
[2,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	34	34
[2,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	448	447
[2,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.162%	10/25/2041	97	97
[2,6]	Ellington Financial Mortgage Trust Series 2026-NQM4	5.466%	4/25/2071	2,674	2,676
[2,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	597	601
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	1,600	1,434
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	77	75
[2,6]	GS Mortgage-Backed Securities Trust Series 2026-DSC1	4.725%	5/25/2066	3,554	3,510
[2,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	1,166	1,149
[2,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	618	621
[2,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	1,004	1,022
[2,6]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	2,490	2,413
[2,6]	PRET Trust Series 2025-RPL6	3.850%	9/25/2069	4,307	4,134
[2,6]	PRET Trust Series 2026-RPL1	4.150%	1/25/2070	2,531	2,450
[2,6]	RFR Trust Series 2025-SGRM	5.379%	3/11/2041	2,100	2,118
[2,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/2058	2	2
[2,6]	Verus Securitization Trust Series 2025-R2	5.086%	7/25/2067	3,468	3,450
[2,6]	Verus Securitization Trust Series 2026-R2	5.389%	10/25/2067	2,099	2,100
[2,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	436	438
[2,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	391	394
[2,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	785	790
					32,785
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $33,043)					32,898
Corporate Bonds (17.7%)
Australia (0.2%)
[6]	Glencore Funding LLC	2.500%	9/1/2030	1,351	1,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Glencore Funding LLC	6.375%	10/6/2030	2,976	3,151
[6]	Glencore Funding LLC	6.500%	10/6/2033	689	747
[6]	Glencore Funding LLC	6.141%	4/1/2055	360	371
					5,500
Belgium (0.3%)
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	689	630
[2,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	635	689
[2,8]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	3,375	3,844
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,321	2,185
[8]	Barry Callebaut Services NV	4.000%	6/14/2029	2,000	2,366
					9,714
Canada (0.4%)
[2,4]	Bank of Montreal	4.879%	6/2/2032	1,570	1,571
[9]	Emera Inc.	4.838%	5/2/2030	3,000	2,252
	Emera US Finance LP	2.639%	6/15/2031	1,365	1,226
	Enbridge Inc.	3.125%	11/15/2029	1,845	1,759
	Enbridge Inc.	4.900%	6/20/2030	585	589
[9]	Enbridge Inc.	6.100%	11/9/2032	3,388	2,731
[9]	Royal Bank of Canada	3.985%	7/22/2031	2,312	1,699
					11,827
Czech Republic (0.2%)
[2,8]	Ceska sporitelna A/S	3.743%	9/9/2032	4,300	4,989
Denmark (0.3%)
[2,10]	Danske Bank A/S	2.250%	1/14/2028	1,440	1,912
[6]	Danske Bank A/S	5.705%	3/1/2030	725	743
[2,8]	Jyske Bank A/S	4.125%	9/6/2030	2,860	3,404
[2,8]	Jyske Bank A/S	3.625%	4/29/2031	1,940	2,272
[2,8]	Jyske Bank A/S	3.500%	11/19/2031	380	442
					8,773
France (1.2%)
[6]	BNP Paribas SA	5.335%	6/12/2029	3,132	3,177
[6]	BPCE SA	6.612%	10/19/2027	751	757
[6]	BPCE SA	3.250%	1/11/2028	525	515
[6]	BPCE SA	5.281%	5/30/2029	680	693
[6]	BPCE SA	5.876%	1/14/2031	2,100	2,161
[6]	BPCE SA	5.389%	5/28/2031	600	608
[6]	BPCE SA	3.116%	10/19/2032	348	309
[2,8]	BPCE SA	4.000%	1/20/2034	500	587
[6]	BPCE SA	6.508%	1/18/2035	2,257	2,344
[8]	BPCE SFH SA	2.750%	2/12/2030	2,700	3,126
[2,8]	Carmila SA	3.875%	1/25/2032	1,100	1,271
[2,8]	CCF SFH SACA	3.000%	4/23/2030	4,100	4,771
[8]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	1,500	1,719
[6]	Credit Agricole SA	5.862%	1/9/2036	2,600	2,680
[2,8]	Engie SA	3.250%	1/11/2032	2,900	3,345
[2,8]	Orange SA	3.500%	5/19/2035	1,100	1,259
[2,8]	Orange SA	3.750%	9/4/2037	1,400	1,605
[2,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	2,000	2,325
[8]	Societe Generale SA	4.875%	11/21/2031	4,800	5,886
[6]	WEA Finance LLC	2.875%	1/15/2027	215	213
[6]	WEA Finance LLC	3.500%	6/15/2029	475	456
					39,807
Germany (0.6%)
[2,8]	Amprion GmbH	4.000%	5/21/2044	1,600	1,755
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	185	187
[2,8]	Eurogrid GmbH	3.722%	4/27/2030	3,400	4,015
[8]	Sirius Real Estate Ltd.	1.750%	11/24/2028	3,900	4,383
[8]	Sirius Real Estate Ltd.	4.000%	1/22/2032	200	231
[8]	Volkswagen Financial Services AG	3.250%	5/19/2027	3,500	4,090
[2,10]	Volkswagen Financial Services NV	5.500%	12/7/2026	1,200	1,622
[2,8]	Volkswagen International Finance NV	4.250%	3/29/2029	2,000	2,390
					18,673
Italy (0.4%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	2,390	2,828
[2,8]	Credit Agricole Italia SpA	3.250%	2/15/2034	1,500	1,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Intesa Sanpaolo SpA	3.625%	6/30/2028	5,725	6,779
					11,344
Japan (0.2%)
[6,8]	NTT Finance Corp.	3.678%	7/16/2033	3,095	3,606
[2,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	3,255	4,243
					7,849
Luxembourg (0.2%)
[8]	JAB Holdings BV	4.375%	4/25/2034	4,400	5,241
[2,8]	P3 Group Sarl	4.000%	4/19/2032	1,105	1,286
[2,8]	P3 Group Sarl	3.750%	4/2/2033	475	540
					7,067
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/2029	275	267
	America Movil SAB de CV	6.375%	3/1/2035	385	417
					684
Norway (0.1%)
[2,8]	Var Energi ASA	5.500%	5/4/2029	2,625	3,225
Saudi Arabia (0.2%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	4,105	3,751
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	1,330	1,356
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	2,265	2,309
					7,416
South Africa (0.2%)
[6]	Anglo American Capital plc	4.750%	4/10/2027	1,280	1,284
[6]	Anglo American Capital plc	4.500%	3/15/2028	758	758
[6]	Anglo American Capital plc	2.625%	9/10/2030	4,516	4,153
					6,195
South Korea (0.1%)
[6]	LG Energy Solution Ltd.	5.250%	4/2/2031	2,060	2,066
Spain (0.2%)
[2,8]	Banco de Sabadell SA	3.500%	8/28/2026	3,900	4,561
[8]	Cajamar Caja Rural SCC	3.375%	7/25/2029	600	706
					5,267
Switzerland (0.2%)
[6]	UBS Group AG	4.194%	4/1/2031	2,568	2,508
[6]	UBS Group AG	6.301%	9/22/2034	2,349	2,505
					5,013
United Arab Emirates (0.1%)
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	3,312	2,967
United Kingdom (1.7%)
[2,10]	Anglian Water Osprey Financing plc	6.750%	8/27/2031	1,175	1,590
[2,10]	Anglian Water Osprey Financing plc	6.375%	8/18/2033	2,395	3,119
	BAT Capital Corp.	5.350%	8/15/2032	2,193	2,252
	BAT Capital Corp.	5.625%	8/15/2035	3,086	3,185
	BAT Capital Corp.	7.079%	8/2/2043	1,335	1,486
	BAT Capital Corp.	4.540%	8/15/2047	187	154
[2,8]	British Telecommunications plc	3.875%	1/20/2034	2,115	2,480
[2,8]	Hammerson plc	3.500%	4/15/2032	3,100	3,518
	HSBC Holdings plc	5.210%	8/11/2028	2,046	2,062
	HSBC Holdings plc	4.899%	3/3/2029	950	955
	HSBC Holdings plc	5.240%	5/13/2031	1,345	1,362
	HSBC Holdings plc	4.619%	11/6/2031	680	672
	HSBC Holdings plc	4.675%	3/10/2032	1,970	1,945
[2,8]	London Power Networks plc	3.837%	6/11/2037	950	1,093
[2,10]	National Grid Electricity Transmission plc	2.000%	9/16/2038	1,145	1,011
[2,10]	National Grid Electricity Transmission plc	2.000%	4/17/2040	890	745
[2,8]	National Grid plc	0.163%	1/20/2028	1,700	1,891
[2,8]	National Grid plc	3.875%	1/16/2029	2,125	2,519
	Reynolds American Inc.	5.850%	8/15/2045	657	645
[2,8]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	1,045	1,233
[2,10]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	1,412	1,872
[10]	South West Water Finance plc	5.750%	12/11/2032	1,445	1,963
[2,10]	South West Water Finance plc	6.375%	8/5/2041	1,330	1,761
[2,10]	SW Finance I plc	5.750%	11/19/2030	2,550	3,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	SW Finance I plc	7.750%	10/31/2031	975	1,371
[2,10]	SW Finance I plc	6.875%	8/7/2032	1,825	2,504
[2,10]	SW Finance I plc	7.000%	4/16/2040	1,075	1,397
[2,8]	United Utilities Water Finance plc	3.750%	5/23/2034	2,140	2,481
[2,10]	Yorkshire Water Finance plc	6.375%	11/18/2034	405	556
[2,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	3,350	4,282
					55,478
United States (10.9%)
[2]	AEP Texas Inc.	5.200%	4/15/2036	295	290
	AEP Texas Inc.	5.850%	10/15/2055	738	722
[12]	Aflac Inc.	1.726%	10/18/2030	550,000	3,366
[2]	Alabama Power Co.	4.300%	7/15/2048	281	230
[8]	Alphabet Inc.	2.500%	5/6/2029	1,505	1,735
[8]	Alphabet Inc.	3.200%	5/11/2030	795	931
[9]	Alphabet Inc.	3.650%	5/15/2031	4,615	3,372
[11]	Alphabet Inc.	0.890%	3/3/2032	3,300	4,201
	American Express Co.	5.442%	1/30/2036	1,114	1,137
	American Express Co.	4.804%	10/24/2036	440	426
	American International Group Inc.	4.850%	5/7/2030	540	545
	American International Group Inc.	3.400%	6/30/2030	1,078	1,028
[8]	American Medical Systems Europe BV	3.500%	3/8/2032	165	193
[6]	American Transmission Systems Inc.	2.650%	1/15/2032	1,178	1,053
	Arizona Public Service Co.	3.750%	5/15/2046	725	545
	Arizona Public Service Co.	5.900%	8/15/2055	815	814
	Arthur J Gallagher & Co.	2.400%	11/9/2031	1,685	1,491
	Arthur J Gallagher & Co.	6.500%	2/15/2034	2,333	2,520
	AT&T Inc.	4.550%	11/1/2032	1,440	1,415
	AT&T Inc.	4.300%	12/15/2042	1,604	1,336
	AT&T Inc.	4.650%	6/1/2044	370	315
	AT&T Inc.	4.350%	6/15/2045	1,723	1,399
	AT&T Inc.	5.550%	11/1/2045	1,675	1,589
	AT&T Inc.	4.750%	5/15/2046	1,960	1,666
	AT&T Inc.	3.650%	6/1/2051	344	237
	AT&T Inc.	3.500%	9/15/2053	400	265
	AT&T Inc.	3.550%	9/15/2055	725	473
	AT&T Inc.	3.800%	12/1/2057	196	133
	AT&T Inc.	3.650%	9/15/2059	435	284
	AT&T Inc.	6.300%	10/30/2066	310	311
[6]	Athene Global Funding	2.646%	10/4/2031	3,940	3,437
[6]	Aviation Capital Group LLC	5.375%	7/15/2029	6,315	6,400
	Bank of America Corp.	5.872%	9/15/2034	1,178	1,235
	Bank of America Corp.	5.511%	1/24/2036	1,374	1,408
[8]	Becton Dickinson & Co.	3.828%	6/7/2032	2,400	2,834
[8]	BMS Ireland Capital Funding DAC	3.363%	11/10/2033	2,600	2,993
[8]	BMS Ireland Capital Funding DAC	4.581%	11/10/2055	2,285	2,602
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,535	1,563
[6]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,764	1,777
	CBRE Services Inc.	4.900%	1/15/2033	3,075	3,034
[2]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	1,597	1,569
	Charter Communications Operating LLC	4.200%	3/15/2028	1,426	1,411
	Charter Communications Operating LLC	5.050%	3/30/2029	3,145	3,144
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	358	338
[6]	CNO Global Funding	5.875%	6/4/2027	1,930	1,956
[6]	CNO Global Funding	4.875%	12/10/2027	525	526
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	870	875
[6]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	410	407
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	479	499
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,602	1,706
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	83	90
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	975	963
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	319	266
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	165	133
	Diamondback Energy Inc.	3.500%	12/1/2029	914	887
	Diamondback Energy Inc.	5.750%	4/18/2054	3,272	3,216
	Dominion Energy Inc.	4.600%	5/15/2028	880	882
[2]	Dominion Energy Inc.	3.375%	4/1/2030	285	273
	Dominion Energy Inc.	5.375%	11/15/2032	1,845	1,893
[2]	Dominion Energy Inc.	4.850%	8/15/2052	431	371
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	230	204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	5.200%	4/1/2030	1,210	1,230
	Duke Energy Carolinas LLC	6.050%	4/15/2038	769	820
	Duke Energy Corp.	4.950%	9/15/2035	505	496
	Duke Energy Corp.	3.950%	8/15/2047	730	554
	Duke Energy Corp.	5.000%	8/15/2052	2,203	1,913
	Duke Energy Corp.	5.700%	9/15/2055	1,536	1,474
[2]	Duke Energy Indiana LLC	4.950%	3/15/2036	65	64
[8]	Eaton Capital ULC	3.550%	3/10/2034	1,980	2,298
[8]	Eaton Capital ULC	4.000%	3/10/2038	1,430	1,682
	Energy Transfer LP	5.200%	4/1/2030	225	229
	Energy Transfer LP	5.350%	1/15/2036	485	484
	Energy Transfer LP	5.150%	3/15/2045	1,099	978
	Energy Transfer LP	6.000%	6/15/2048	1,562	1,519
	Enterprise Products Operating LLC	5.200%	1/15/2036	885	891
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,062	1,885
[6]	Equitable America Global Funding	3.950%	9/15/2027	595	590
[6]	ERAC USA Finance LLC	4.700%	4/30/2031	835	833
[6]	ERAC USA Finance LLC	5.250%	4/30/2036	4,825	4,823
	Eversource Energy	5.950%	7/15/2034	1,410	1,475
[6]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/2028	1,766	1,726
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	88	89
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	229	222
[6]	Fortitude Global Funding	4.625%	10/6/2028	1,790	1,773
[6]	Foundry JV Holdco LLC	6.150%	1/25/2032	400	421
[6]	Foundry JV Holdco LLC	5.900%	1/25/2033	2,562	2,667
[6]	Foundry JV Holdco LLC	6.250%	1/25/2035	1,638	1,732
[6]	Foundry JV Holdco LLC	6.200%	1/25/2037	815	859
[6]	Foundry JV Holdco LLC	6.400%	1/25/2038	495	528
	Georgia Power Co.	4.850%	3/15/2031	1,010	1,021
	Georgia Power Co.	4.300%	3/15/2042	3,827	3,320
	Georgia Power Co.	5.125%	5/15/2052	478	441
	GLP Capital LP	5.300%	1/15/2029	2,637	2,655
	GLP Capital LP	5.250%	2/15/2033	785	772
	GLP Capital LP	6.750%	12/1/2033	3,418	3,638
	Goldman Sachs Group Inc.	5.218%	4/23/2031	4,162	4,220
	Goldman Sachs Group Inc.	4.516%	1/21/2032	5,261	5,180
[2,8]	Goldman Sachs Group Inc.	3.984%	12/18/2036	1,925	2,232
	Goldman Sachs Group Inc.	5.065%	1/21/2037	3,768	3,686
[6]	Gray Oak Pipeline LLC	3.450%	10/15/2027	1,682	1,653
	HCA Inc.	4.600%	11/15/2032	3,112	3,036
	HCA Inc.	5.600%	4/1/2034	2,992	3,061
	HCA Inc.	5.125%	6/15/2039	1,958	1,855
	Home Depot Inc.	3.300%	4/15/2040	1,017	817
	Humana Inc.	5.550%	5/1/2035	265	265
	Humana Inc.	5.500%	3/15/2053	518	463
	Humana Inc.	5.750%	4/15/2054	216	200
	Humana Inc.	6.000%	5/1/2055	185	177
[6]	Hyundai Capital America	4.250%	9/18/2028	9,125	9,048
	Intel Corp.	4.600%	3/25/2040	3,281	2,960
	JBS NV	3.000%	5/15/2032	1,473	1,310
	JBS NV	5.750%	4/1/2033	5,987	6,154
	JBS NV	6.750%	3/15/2034	29	32
	JBS NV	5.950%	4/20/2035	263	271
[6]	JBS NV	5.625%	3/10/2037	870	867
	JBS NV	6.250%	3/1/2056	810	791
[6]	JBS NV	6.400%	5/10/2057	775	770
	JBS NV	6.375%	4/15/2066	705	689
[2,8]	John Deere Bank SA	3.300%	10/15/2029	1,810	2,127
	JPMorgan Chase & Co.	6.087%	10/23/2029	2,244	2,320
	JPMorgan Chase & Co.	5.140%	1/24/2031	4,006	4,067
	JPMorgan Chase & Co.	4.347%	1/22/2032	1,876	1,843
	JPMorgan Chase & Co.	6.254%	10/23/2034	4,346	4,664
	JPMorgan Chase & Co.	5.572%	4/22/2036	4,979	5,122
[2]	JPMorgan Chase & Co.	3.964%	11/15/2048	1,074	851
[2]	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,200	881
	Kenvue Inc.	4.900%	3/22/2033	821	826
	Kilroy Realty LP	3.050%	2/15/2030	1,286	1,184
	Kilroy Realty LP	2.650%	11/15/2033	1,181	950
	Kilroy Realty LP	5.875%	10/15/2035	2,491	2,442
[6]	Liberty Mutual Group Inc.	4.569%	2/1/2029	1,127	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Lincoln Financial Global Funding	4.625%	5/28/2028	580	580
	LXP Industrial Trust	6.750%	11/15/2028	878	914
[6,8]	Maple Parent Holdings Corp.	4.728%	3/26/2035	4,915	5,815
[6]	Mars Inc.	5.000%	3/1/2032	1,856	1,875
[6]	Mars Inc.	5.200%	3/1/2035	2,880	2,899
[6]	Mars Inc.	5.650%	5/1/2045	1,915	1,899
[6]	Mars Inc.	5.700%	5/1/2055	1,764	1,740
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	65	51
	Meta Platforms Inc.	6.200%	5/15/2046	1,095	1,106
[9]	Metropolitan Life Global Funding I	4.000%	1/12/2033	1,387	1,005
	Morgan Stanley	4.654%	10/18/2030	1,899	1,891
	Morgan Stanley	5.230%	1/15/2031	1,290	1,309
	Morgan Stanley	4.493%	1/16/2032	8,087	7,959
	Morgan Stanley	5.587%	1/18/2036	1,022	1,048
	Morgan Stanley	5.073%	1/30/2037	575	564
[2]	Morgan Stanley Bank NA	4.788%	5/10/2030	435	436
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	1,090	1,086
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	1,030	1,039
	NiSource Inc.	5.250%	3/30/2028	534	541
	NiSource Inc.	5.350%	7/15/2035	1,650	1,668
	NiSource Inc.	5.850%	4/1/2055	1,813	1,793
[6]	NLG Global Funding	4.350%	9/15/2030	1,445	1,414
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	252	192
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	40	27
	Novartis Capital Corp.	4.600%	3/18/2033	285	283
	Novartis Capital Corp.	5.600%	3/18/2046	245	248
	Novartis Capital Corp.	5.700%	3/18/2056	135	137
[6]	Oglethorpe Power Corp.	6.191%	1/1/2031	131	137
	Oglethorpe Power Corp.	5.050%	10/1/2048	177	156
[6]	Ohio Edison Co.	4.950%	12/15/2029	235	238
[6]	ONEOK Inc.	5.625%	1/15/2028	2,026	2,051
	ONEOK Inc.	4.750%	10/15/2031	1,055	1,048
	ONEOK Inc.	4.950%	10/15/2032	1,640	1,635
	ONEOK Inc.	5.050%	11/1/2034	2,175	2,139
	ONEOK Inc.	5.050%	4/1/2045	1,522	1,337
	ONEOK Inc.	6.625%	9/1/2053	1,450	1,523
	Oracle Corp.	4.550%	2/4/2029	850	842
	Oracle Corp.	4.125%	5/15/2045	181	129
	Oracle Corp.	5.875%	9/26/2045	1,373	1,226
	Oracle Corp.	6.550%	2/4/2046	1,460	1,406
	Oracle Corp.	4.000%	7/15/2046	95	66
	Oracle Corp.	4.000%	11/15/2047	95	65
	Oracle Corp.	3.600%	4/1/2050	3,175	1,976
	Oracle Corp.	3.950%	3/25/2051	454	298
	Oracle Corp.	5.550%	2/6/2053	285	236
	Oracle Corp.	5.375%	9/27/2054	250	200
	Oracle Corp.	6.000%	8/3/2055	245	214
	Oracle Corp.	6.850%	2/4/2066	795	763
	Pacific Gas & Electric Co.	5.200%	5/1/2036	110	107
	Pacific Gas & Electric Co.	4.500%	7/1/2040	558	482
	Pacific Gas & Electric Co.	4.750%	2/15/2044	830	702
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5,276	4,423
	Pacific Gas & Electric Co.	5.250%	3/1/2052	40	35
	Pacific Gas & Electric Co.	6.750%	1/15/2053	115	121
	Pacific Gas & Electric Co.	6.000%	5/1/2056	125	120
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	1,135	1,166
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	5,002	5,070
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	2,037	2,064
[6]	Penske Truck Leasing Co. LP	4.550%	1/15/2031	2,400	2,371
	Philip Morris International Inc.	4.250%	10/29/2032	1,050	1,019
	Philip Morris International Inc.	5.375%	2/15/2033	770	793
	Philip Morris International Inc.	4.900%	11/1/2034	3,696	3,681
	Philip Morris International Inc.	4.625%	10/29/2035	2,025	1,954
	Philip Morris International Inc.	4.875%	4/29/2036	3,105	3,044
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	877	760
[6]	Pricoa Global Funding I	4.700%	5/28/2030	310	310
[9]	Prologis LP	4.200%	2/15/2033	2,313	1,686
[6]	Protective Life Global Funding	4.803%	6/5/2030	740	739
[6]	Protective Life Global Funding	5.432%	1/14/2032	3,282	3,359
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	1,040	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Prudential Financial Inc.	3.700%	3/13/2051	940	685
	Public Service Co. of Colorado	4.150%	3/13/2029	1,095	1,087
	Public Service Co. of Oklahoma	5.450%	1/15/2036	2,070	2,091
[2]	Public Service Electric & Gas Co.	5.050%	3/1/2035	1,126	1,133
[2]	Public Service Electric & Gas Co.	5.450%	3/1/2054	1,071	1,031
[8]	Realty Income Corp.	4.875%	7/6/2030	365	447
[6]	RGA Global Funding	5.448%	5/24/2029	1,400	1,428
[6]	RGA Global Funding	5.250%	1/9/2030	1,775	1,801
[6]	Sammons Financial Group Global Funding	4.950%	6/12/2030	3,105	3,097
[6]	SBA Tower Trust	1.631%	11/15/2026	2,265	2,237
[2]	SCE Recovery Funding LLC	0.861%	11/15/2031	210	189
[2]	SCE Recovery Funding LLC	1.942%	5/15/2038	165	129
[2]	SCE Recovery Funding LLC	2.510%	11/15/2043	95	64
[2]	Shell Finance US Inc.	4.000%	5/10/2046	330	264
[6]	Shell Finance US Inc.	3.000%	11/26/2051	1,338	867
	Southern California Edison Co.	4.000%	4/1/2047	1,625	1,211
	Southern Co.	4.400%	7/1/2046	467	389
[2]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	195	193
	Southwestern Electric Power Co.	5.200%	4/1/2036	3,370	3,334
[2]	SSM Health Care Corp.	3.823%	6/1/2027	320	318
[2]	Sutter Health	2.294%	8/15/2030	190	173
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	1,215	1,196
	T-Mobile USA Inc.	3.875%	4/15/2030	2,665	2,593
	T-Mobile USA Inc.	4.625%	1/15/2033	5,226	5,140
	T-Mobile USA Inc.	5.050%	7/15/2033	1,190	1,198
	T-Mobile USA Inc.	5.875%	11/15/2055	1,180	1,160
	Toledo Hospital	5.750%	11/15/2038	100	100
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	230	232
[6]	VICI Properties LP	4.125%	8/15/2030	3,013	2,889
[2]	Virginia Electric & Power Co.	4.900%	9/15/2035	2,307	2,272
[2]	Virginia Electric & Power Co.	5.600%	9/15/2055	994	965
[2,9]	Walt Disney Co.	3.057%	3/30/2027	2,350	1,706
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	145	146
[6]	Whistler Pipeline LLC	5.400%	9/30/2029	2,093	2,134
[6]	Whistler Pipeline LLC	5.700%	9/30/2031	1,395	1,434
					344,759
Total Corporate Bonds (Cost $556,963)					558,613
Sovereign Bonds (6.0%)
Australia (0.6%)
[2,13]	Commonwealth of Australia	2.750%	11/21/2027	135	95
[2,13]	Commonwealth of Australia	2.250%	5/21/2028	4,036	2,778
[2,13]	Commonwealth of Australia	2.750%	11/21/2028	4,712	3,250
[2,13]	Commonwealth of Australia	3.250%	4/21/2029	6,200	4,310
[2,13]	Commonwealth of Australia	1.000%	11/21/2031	1,401	836
[2,13]	Commonwealth of Australia	3.750%	5/21/2034	2,215	1,489
[2,13]	Commonwealth of Australia	3.500%	12/21/2034	1,769	1,159
[2,13]	Commonwealth of Australia	4.250%	12/21/2035	6,616	4,548
					18,465
Bermuda (0.0%)
[2,6]	Bermuda	2.375%	8/20/2030	200	181
[2,6]	Bermuda	3.375%	8/20/2050	200	136
					317
Bulgaria (0.1%)
[2,8]	Republic of Bulgaria	4.125%	5/7/2038	2,415	2,815
Canada (0.4%)
[9]	Canadian Government Bond	2.500%	11/1/2027	4,035	2,918
[9]	Canadian Government Bond	3.250%	12/1/2035	281	201
[9]	Canadian Government Bond	3.500%	12/1/2045	634	449
[9]	Canadian Government Bond	2.000%	12/1/2051	250	128
[9]	Canadian Government Bond	1.750%	12/1/2053	634	300
[9]	Canadian Government Bond	2.750%	12/1/2055	720	426
[9]	City of Montreal	3.150%	12/1/2036	750	498
[9]	City of Montreal	3.500%	12/1/2038	410	274
[9]	City of Montreal	2.400%	12/1/2041	1,000	557
[9]	City of Toronto	3.200%	8/1/2048	1,000	554
[2,13]	Province of British Columbia	5.250%	5/23/2034	6,850	4,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,11]	Province of Ontario	0.250%	6/28/2029	985	1,247
[9]	Regional Municipality of York	2.150%	6/22/2031	800	553
					13,001
Chile (0.0%)
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	650	643
France (0.3%)
[2,8]	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	2,900	3,343
[2,6,8]	French Republic	2.500%	5/25/2030	2,175	2,502
[2,6,8]	French Republic	3.200%	5/25/2035	1,925	2,195
[2,6,8]	French Republic	3.250%	5/25/2055	660	625
					8,665
Germany (3.4%)
[2,8]	Federal Republic of Germany	1.300%	10/15/2027	14,350	16,476
[8]	Federal Republic of Germany	0.000%	11/15/2027	1,175	1,323
[8]	Federal Republic of Germany	0.000%	11/15/2028	19,960	21,903
[8]	Federal Republic of Germany	0.000%	2/15/2031	23,165	23,934
[8]	Federal Republic of Germany	2.200%	2/15/2034	19,055	21,257
[8]	Federal Republic of Germany	2.900%	2/15/2036	7,700	8,941
[2,8]	Federal Republic of Germany	2.600%	5/15/2041	8,910	9,554
[8]	Federal Republic of Germany	2.500%	8/15/2054	4,545	4,357
					107,745
Israel (0.1%)
	State of Israel	5.375%	3/12/2029	2,245	2,276
	State of Israel	5.500%	3/12/2034	299	304
					2,580
Italy (0.1%)
[2,8]	Republic of Italy	3.450%	2/1/2036	1,225	1,410
Japan (0.3%)
[2,12]	Japan	0.600%	6/20/2029	20,900	128
[2,12]	Japan	1.100%	6/20/2034	873,250	4,969
[2,12]	Japan	2.100%	12/20/2035	79,050	476
[2,12]	Japan	1.100%	6/20/2043	276,400	1,230
[2,12]	Japan	1.300%	12/20/2043	78,350	356
[2,12]	Japan	0.700%	6/20/2051	117,800	366
[2,12]	Japan	0.700%	9/20/2051	87,500	270
[2,12]	Japan	1.200%	6/20/2053	50,250	174
[2,12]	Japan	1.600%	12/20/2053	104,850	404
[2,12]	Japan	3.400%	12/20/2055	73,050	420
					8,793
Mexico (0.1%)
[2]	United Mexican States	6.400%	5/7/2054	2,275	2,138
	United Mexican States	6.750%	2/9/2056	1,065	1,043
					3,181
Saudi Arabia (0.2%)
[2,6]	Kingdom of Saudi Arabia	5.375%	1/13/2031	2,925	2,995
[2,6]	Kingdom of Saudi Arabia	5.625%	1/13/2035	2,515	2,630
[2,6]	Kingdom of Saudi Arabia	5.000%	1/18/2053	765	665
					6,290
Spain (0.0%)
[6,8]	Kingdom of Spain	0.600%	10/31/2029	1,050	1,143
Supranational (0.3%)
[2,8]	European Union	0.000%	7/4/2035	1,740	1,522
[2,8]	European Union	0.200%	6/4/2036	2,705	2,329
[2,8]	European Union	4.000%	4/4/2044	1,410	1,675
[2,8]	European Union	2.625%	2/4/2048	5,035	4,750
[2,8]	European Union	3.000%	3/4/2053	305	294
					10,570
United Kingdom (0.1%)
[10]	United Kingdom	0.875%	1/31/2046	620	379
[10]	United Kingdom	5.375%	1/31/2056	1,730	2,287
					2,666
Total Sovereign Bonds (Cost $190,559)					188,284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.4%)
United States (0.4%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	110	92
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	316	351
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	90	73
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	55	45
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	881	939
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	100	92
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	320	221
	Illinois GO	5.100%	6/1/2033	6,505	6,586
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	475	327
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	395	434
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	170	184
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	635	665
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	2,060	2,154
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	225	186
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	255	256
Total Taxable Municipal Bonds (Cost $13,269)					12,605
				Shares
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[16,17]	Vanguard Market Liquidity Fund (Cost $95,571)	3.667%		955,941	95,585
Total Investments (99.8%) (Cost $2,497,564)					3,158,245
Other Assets and Liabilities—Net (0.2%)					7,395
Net Assets (100%)					3,165,640
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,368.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
5	Securities with a value of $449 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, the aggregate value was $192,728, representing 6.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
17	Collateral of $6,803 was received for securities on loan.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(66)	(7,076)	(31)
Euro-Bund	June 2026	(27)	(3,984)	25
Ultra 10-Year U.S. Treasury Note	September 2026	(55)	(6,164)	(63)
				(69)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/30/2026	GBP	680	USD	913	3	—
Bank of America, N.A.	6/30/2026	USD	26,314	AUD	36,752	—	(87)
Goldman Sachs International	6/30/2026	USD	20,697	CAD	28,546	—	(34)
JPMorgan Chase Bank, N.A.	6/30/2026	AUD	900	CAD	885	4	—
JPMorgan Chase Bank, N.A.	6/30/2026	USD	10,262	CHF	8,029	—	(55)
JPMorgan Chase Bank, N.A.	6/30/2026	USD	259,813	EUR	222,903	—	(500)
JPMorgan Chase Bank, N.A.	6/30/2026	GBP	2,921	EUR	3,377	—	(10)
JPMorgan Chase Bank, N.A.	6/30/2026	USD	2,255	EUR	1,930	1	—
Goldman Sachs International	6/30/2026	USD	1,000	EUR	860	—	(4)
JPMorgan Chase Bank, N.A.	6/30/2026	USD	36,144	GBP	26,817	31	—
JPMorgan Chase Bank, N.A.	6/30/2026	USD	3,151	GBP	2,350	—	(14)
JPMorgan Chase Bank, N.A.	6/30/2026	USD	8,609	JPY	1,366,673	8	—
JPMorgan Chase Bank, N.A.	6/30/2026	AUD	3,246	JPY	366,900	23	—
JPMorgan Chase Bank, N.A.	6/30/2026	GBP	1,169	JPY	248,965	7	—
Goldman Sachs International	6/30/2026	USD	186	KRW	280,000	—	—
Goldman Sachs International	6/30/2026	USD	3	SEK	30	—	—
						77	(704)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
USD—U.S. dollar.
At May 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $2,167 in connection with open forward currency contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,089,718	24,753	—	1,114,471
Common Stocks—Other	33,426	929,973	—	963,399
U.S. Government and Agency Obligations	—	192,390	—	192,390
Asset-Backed/Commercial Mortgage-Backed Securities	—	32,898	—	32,898
Corporate Bonds	—	558,613	—	558,613
Sovereign Bonds	—	188,284	—	188,284
Taxable Municipal Bonds	—	12,605	—	12,605
Temporary Cash Investments	95,585	—	—	95,585
Total	1,218,729	1,939,516	—	3,158,245

Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
Forward Currency Contracts	—	77	—	77
Total	25	77	—	102
Liabilities
Futures Contracts[1]	(94)	—	—	(94)
Forward Currency Contracts	—	(704)	—	(704)
Total	(94)	(704)	—	(798)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.